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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Perry Corp.
                  767 Fifth Avenue
                  New York, NY 10153

Form 13F File Number:      028-4106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael C. Neus
Title:            General Counsel
Phone:            212-583-4000

Signature, Place, and Date of Signing:

/s/ Michael C. Neus               New York, NY             November 13, 2009
------------------------       ------------------       ------------------------
      [Signature]                [City, State]                  [Date]


The Resolute Energy Corporation position is the result of a business combination with Hicks Acquisition Company I, Inc. that was consummated on September 25, 2009. As a result of this transaction, each outstanding share of common stock of Hicks Acquisition Company I, Inc. held for the benefit of Perry Corp. was converted into the right to receive one share of Resolute Energy Corporation common stock.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                         1
                                                          ------------------

Form 13F Information Table Entry Total:                                   49
                                                          ------------------

Form 13F Information Table Value Total:                           $1,511,903
                                                          ------------------
                                                                 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.                        NAME
         ------                     -----------------------

         1.                         Richard C. Perry.


                                                             Perry Corp
                                                     Form 13F Information Table
                                                  Quarter ended September 30, 2009



                                                                                     INVESTMENT DISCRETION         VOTING AUTHORITY

                                                      FAIR MARKET
                                                         VALUE      SHARES OR
                            TITLE OF         CUSIP        (IN       PRINCIPAL SH/ PUT/      SHARED  SHARED  OTHER
ISSUER                       CLASS           NUMBER    THOUSANDS)     AMOUNT  PRN CALL SOLE DEFINED OTHER  MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co        CL A         002896207     $62,472    1,900,000 SH                    Shared    1       1,900,000
------------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Inc          COM          017361106     $7,266       274,000 SH                    Shared    1         274,000
------------------------------------------------------------------------------------------------------------------------------------
American International
Group                         UNIT         026874115     $10,352      896,300 SH                    Shared    1         896,300
------------------------------------------------------------------------------------------------------------------------------------
American Superconductor
Corp                          COM          030111108     $5,870       175,000 SH                    Shared    1         175,000
------------------------------------------------------------------------------------------------------------------------------------
                              SPONSORED
Anglo Gold Ashanti Ltd        ADR          035128206     $5,299       130,000 SH                    Shared    1         130,000
------------------------------------------------------------------------------------------------------------------------------------
AnnTaylor Stores Corp         COM          036115103     $22,246    1,400,000 SH                    Shared    1       1,400,000
------------------------------------------------------------------------------------------------------------------------------------
Atheros Communications Inc    COM          04743P108     $31,836    1,200,000 SH                    Shared    1       1,200,000
------------------------------------------------------------------------------------------------------------------------------------
Blockbuster Inc               CL A         093679108     $2,140     2,000,000 SH                    Shared    1       2,000,000
------------------------------------------------------------------------------------------------------------------------------------
Brocade Communications
Systems                       COM          111621306     $35,370    4,500,000 SH                    Shared    1       4,500,000
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc                 COM          172967101     $6,961     1,438,282 SH                    Shared    1       1,438,282
------------------------------------------------------------------------------------------------------------------------------------
Comverse Technology Inc       COM          205862402     $20,694    2,365,000 SH                    Shared    1       2,365,000
------------------------------------------------------------------------------------------------------------------------------------
Doral Financial Corp          COM NEW      25811P886     $463         125,000 SH                    Shared    1         125,000
------------------------------------------------------------------------------------------------------------------------------------
E*Trade Financial Corp        COM          269246104     $1,188       678,800 SH                    Shared    1         678,800
------------------------------------------------------------------------------------------------------------------------------------
Endurance Specialty
Holdings                      SHS          G30397106     $260,438   7,141,146 SH                    Shared    1       7,141,146
------------------------------------------------------------------------------------------------------------------------------------
Globe Specialty Metals Inc    COM          37954N206     $4,993       553,500 SH                    Shared    1         553,500
------------------------------------------------------------------------------------------------------------------------------------
GT Solar International Inc    COM          3623E0209     $3,201       550,887 SH                    Shared    1         550,887
------------------------------------------------------------------------------------------------------------------------------------
Healthspring Inc              COM          42224N101     $30,625    2,500,000 SH                    Shared    1       2,500,000
------------------------------------------------------------------------------------------------------------------------------------
Hershey Co                    COM          427866108     $58,290    1,500,000 SH                    Shared    1       1,500,000
------------------------------------------------------------------------------------------------------------------------------------
Humana Inc                    COM          444859102     $98,845    2,650,000 SH                    Shared    1       2,650,000
------------------------------------------------------------------------------------------------------------------------------------
ICO Global Communications
Hold                          CL A         44930K108     $953       1,108,489 SH                    Shared    1       1,108,489
------------------------------------------------------------------------------------------------------------------------------------
ITT Educational Services
Inc                           COM          45068B109     $46,924      425,000 SH                    Shared    1         425,000
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson             COM          478160104     $33,700      553,458 SH                    Shared    1         553,458
------------------------------------------------------------------------------------------------------------------------------------


                                                                                     INVESTMENT DISCRETION         VOTING AUTHORITY

                                                      FAIR MARKET
                                                         VALUE      SHARES OR
                            TITLE OF         CUSIP        (IN       PRINCIPAL SH/ PUT/      SHARED  SHARED  OTHER
ISSUER                       CLASS           NUMBER    THOUSANDS)     AMOUNT  PRN CALL SOLE DEFINED OTHER  MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Juniper Networks Inc          COM          48203R104     $27,030    1,000,000 SH  PUT               Shared    1       1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Lexmark International Inc     CL A         529771107     $43,080    2,000,000 SH                    Shared    1       2,000,000
------------------------------------------------------------------------------------------------------------------------------------
Liz Claiborne Inc             COM          539320101     $45,603    9,250,000 SH                    Shared    1       9,250,000
------------------------------------------------------------------------------------------------------------------------------------
Lululemon Athletica Inc       COM          550021109     $6,740       296,250 SH                    Shared    1         296,250
------------------------------------------------------------------------------------------------------------------------------------
MetroPCS Communications Inc   COM          591708102     $11,700    1,250,000 SH                    Shared    1       1,250,000
------------------------------------------------------------------------------------------------------------------------------------
Myriad Pharmaceuticals Inc    COM          62856H107     $6,446     1,100,000 SH                    Shared    1       1,100,000
------------------------------------------------------------------------------------------------------------------------------------
Network Appliance Inc         COM          64110D104     $5,332       200,000 SH                    Shared    1         200,000
------------------------------------------------------------------------------------------------------------------------------------
North American Energy
Partners                      COM          656844107     $27,591    4,598,466 SH                    Shared    1       4,598,466
------------------------------------------------------------------------------------------------------------------------------------
Palm Inc New                  COM          696643105     $90,792    5,200,000 SH                    Shared    1       5,200,000
------------------------------------------------------------------------------------------------------------------------------------
Panera Bread Co               CL A         69840W108     $1,530        27,825 SH                    Shared    1          27,825
------------------------------------------------------------------------------------------------------------------------------------
Penske Auto Group Inc         COM          70959W103     $3,475       181,200 SH                    Shared    1         181,200
------------------------------------------------------------------------------------------------------------------------------------
Platinum Underwriters
Holdings                      COM          G7127P100     $38,743    1,081,000 SH                    Shared    1       1,081,000
------------------------------------------------------------------------------------------------------------------------------------
RadioShack Corp               COM          750438103     $11,599      700,000 SH                    Shared    1         700,000
------------------------------------------------------------------------------------------------------------------------------------
RenaissanceRe Holdings
Ltd                           COM          G7496G103     $28,371      518,100 SH  PUT               Shared    1         518,100
------------------------------------------------------------------------------------------------------------------------------------
Resolute Energy
Corporation                   COM          76116A108     $27,324    2,640,000 SH                    Shared    1       2,640,000
------------------------------------------------------------------------------------------------------------------------------------
Resources Connection
Inc                           COM          76122Q105     $10,236      600,000 SH                    Shared    1         600,000
------------------------------------------------------------------------------------------------------------------------------------
Saks Inc                      COM          79377W108     $3,410       500,000 SH                    Shared    1         500,000
------------------------------------------------------------------------------------------------------------------------------------
Schering-Plough Corp          COM          806605101     $2,966       105,000 SH                    Shared    1         105,000
------------------------------------------------------------------------------------------------------------------------------------
Sigma Designs Inc             COM          826565103     $5,890       405,375 SH                    Shared    1         405,375
------------------------------------------------------------------------------------------------------------------------------------
SPDR Gold Trust               GOLD SHS     78463V107     $24,713      250,000 SH  PUT               Shared    1         250,000
------------------------------------------------------------------------------------------------------------------------------------
STEC Inc                      COM          784774101     $43,351    1,475,010 SH                    Shared    1       1,475,010
------------------------------------------------------------------------------------------------------------------------------------
Synaptics Inc                 COM          87157D109     $23,940      950,000 SH  PUT               Shared    1         950,000
------------------------------------------------------------------------------------------------------------------------------------
Synaptics Inc                 COM          87157D109     $6,912       274,300 SH                    Shared    1         274,300
------------------------------------------------------------------------------------------------------------------------------------
Universal American Corp       COM          913377107     $64,162    6,811,233 SH                    Shared    1       6,811,233
------------------------------------------------------------------------------------------------------------------------------------
VeriSign Inc                  COM          92343E102     $59,225    2,500,000 SH                    Shared    1       2,500,000
------------------------------------------------------------------------------------------------------------------------------------
                              *W EXP
Virgin Media Inc.             01/10/2011   92769L119     $1            17,349 SH                    Shared    1          17,349
------------------------------------------------------------------------------------------------------------------------------------
Wyeth                         COM          983024100     $141,616   2,915,100 SH                    Shared    1       2,915,100
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                                  $1,511,903
(in thousands)

